CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (36,660)	$ (5,618)	¥ (519,634)	¥ (833,409)
Adjustments to reconcile net loss to net cash (used in) generated from operating activities:
Depreciation of property, plant and equipment	80,290	12,305	77,859	57,696
Amortization of intangible assets	34,266	5,251	34,938	32,749
Foreign exchange loss (gain)	1,322	203	(243)	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	20,917	3,206	104,589	131,748
Loss on extinguishment of convertible notes				900
(Gain) loss on disposal of property, plant and equipment	8,197	1,256	7,938	(266)
Share-based compensation	28,023	4,295	230,440	374,957
Deferred income taxes	(11,366)	(1,742)	(7,930)	(8,943)
Gain on disposal of subsidiaries	(126,968)	(19,459)
Impairment loss on intangible assets	4,100	628
Changes in operating assets and liabilities:
Inventories	(1,893)	(290)	(2,144)	723
Prepaid expenses and other current assets	10,641	1,631	23,884	(48,772)
Amounts due from related parties				113
Deferred revenue	(183,405)	(28,108)	(16,407)	(32,052)
Accrued expenses and other current liabilities	(39,947)	(6,121)	138,173	(10,267)
Income tax payable	11,197	1,716	5,493	5,733
Amounts due to related parties	(2,060)	(316)	(53,042)	230,657
Franchise deposits	16	2	770	(2,093)
Net cash (used in) generated from operating activities	(203,330)	(31,161)	24,684	(92,905)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired	(1,095)	(168)	(104,534)	(73,208)
Purchase of property, plant and equipment	(70,968)	(10,876)	(115,545)	(83,709)
Loans to third parties	(43,663)	(6,692)	(191,230)
Proceeds from disposal of subsidiaries, net of cash disposed	34,410	5,274
Purchase of non-controlling interest	(3,000)	(460)
Net cash used in investing activities	(84,316)	(12,922)	(411,309)	(156,917)
CASH FLOWS FROM FINANCING ACTIVITIES
Acquisition of businesses	(192,349)	(29,479)	(147,592)
Proceeds from IPO (net of IPO expenses)				799,208
Proceeds from promissory notes				50,000
Repayments of promissory notes			(190,000)
Repurchase of convertible redeemable preferred shares				(180,000)
Loans from third parties	326,146	49,984	547,038	139,500
Repayments to third parties	(314,953)	(48,269)	(212,700)	(83,802)
Borrowings from banks	675,000	103,448	449,600	110,873
Repayments of bank borrowings	(408,600)	(62,621)	(242,100)	(4,273)
Loans from related parties	265,138	40,634
Repayments to related parties	(94,136)	(14,427)
Net cash generated from financing activities	256,246	39,270	204,246	831,506
Effect of exchange rate changes	(22,823)	(3,498)	6,432	48,131
Net increase (decrease) in cash and cash equivalents, and restricted cash	(54,223)	(8,311)	(175,947)	629,815
Cash and cash equivalents, and restricted cash at beginning of the year	643,030	98,549	818,977	189,162
Cash and cash equivalents, and restricted cash at end of the year	588,807	90,238	643,030	818,977
Supplemental schedule of cash flow information
Income taxes paid	9,364	1,435	14,625	8,532
Interest paid	77,131	11,821	60,528	55,098
Acquisition consideration payable	191,431	29,338	376,187	48,128
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	48,497	7,432	256,763	778,006
Restricted cash	540,310	82,806	386,267	40,971
Cash and cash equivalents, and restricted cash at end of the year	¥ 588,807	$ 90,238	¥ 643,030	¥ 818,977